Warrant Liabilities - Additional Information (Details) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	Dec. 27, 2021 $ / shares shares	Dec. 26, 2021 $ / shares shares	Mar. 31, 2022 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 26, 2021 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)
Class of Warrant or Right [Line Items]
Warrants exercise price per share | $ / shares		$ 11.5	$ 11.5	$ 11.5	$ 11.5
Percentage of number of shares			50.00%	50.00%
Common stock, shares issued		3,775,709			3,775,709
Gain on change in fair value of public and private placement of warrants | $				$ (25,681)		$ 0	$ 0
Temporary Equity, Redemption Price Per Share | $ / shares	$ 0.1
Share Price | $ / shares	$ 10
Common Class A [Member]
Class of Warrant or Right [Line Items]
Common stock, shares issued			208,610,490	207,451,107		15,679,758
Shares to be received for each redeemable warrants		0.2560374
Other Operating Income (Expense) [Member]
Class of Warrant or Right [Line Items]
Gain on change in fair value of public and private placement of warrants | $				$ 25,700
IPOMember
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding						9,999,976
Warrants exercise price per share | $ / shares						$ 11.5
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants exercised		9,413,895
Number of warrants redeemed	586,075
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		5,333,333	5,333,333	5,333,333	5,333,333